OTHER LONG-TERMS LIABILITIES (Schedule of Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Premises [Member]
Lease Type [Line Items]
2015	$ 84
2016	74
2017	74
Total minimum lease commitments	232
Vehicles [Member]
Lease Type [Line Items]
2015	63
2016	47
2017	16
Total minimum lease commitments	$ 126